Additional Financial Information - Accounts Payable and Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Payables And Accruals [Abstract]
Trade payables	$ 150		$ 180
Personnel costs	290		336
Current portion of restructuring liabilities	53		55
Data and professional services	203		167
Interest payable	46		51
Other current liabilities	229	[1]	261	[1]
Total accounts payable and other current liabilities	$ 971		$ 1,050

[1]	Other includes multiple items, none of which is individually significant.